EQUITY ATTRIBUTABLE TO OWNERS OF THE PARENT - Equity transactions - Acquisitions (Details) - COP ($) $ / shares in Units, $ in Millions	Dec. 16, 2024	Dec. 11, 2024
Disclosure of detailed information about business combination [line items]
Effect between controlling and non-controlling interests	$ 49,563
Fiduciaria Corficolombiana S.A.
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired, additional interests acquired (as a percent)		94.50%
Business combinations, shares acquired, price per share		$ 2,636.32
Percentage of voting equity interests acquired (as a percent)	96.73%
Casa de Bolsa S.A.
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired, additional interests acquired (as a percent)		40.77%
Business combinations, shares acquired, price per share		$ 2,421.56
Percentage of voting equity interests acquired (as a percent)	86.40%